Borrowings (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage loans sold under agreement to repurchase
Number of borrowing facilities			4		4
Number of borrowing facilities that provide for sales of mortgage loans under agreements to repurchase			3		3
Number of secured note payable borrowing facilities			1		1
Period end:
Balance	$ 500,427,000		$ 500,427,000		$ 393,534,000	$ 77,700,000
Fair value of mortgage loans securing agreements to repurchase	646,944,000		646,944,000		438,850,000	86,787,000
During the period:
Amortization of commitment fees excluded from calculation of Weighted average interest rate			2,346,000	693,000	1,866,000	1,028,000	675,000
Loan Repo Facility
Period end:
Balance	500,427,000	220,546,000	500,427,000	220,546,000	393,534,000	77,700,000	13,289,000
Unused amount	299,573,000	179,454,000	299,573,000	179,454,000	106,466,000	22,300,000	36,711,000
Weighted average interest rate (as a percent)	1.93%	2.12%	1.93%	2.12%	2.20%	2.39%	2.60%
Fair value of mortgage loans securing agreements to repurchase	646,944,000	247,053,000	646,944,000	247,053,000	438,850,000	86,787,000	14,721,000
During the period:
Average balance of mortgage loans sold under agreements to repurchase	412,849,000	154,475,000	344,335,000	109,715,000	172,729,000	24,905,000	4,399,000
Weighted-average interest rate (as a percent)	1.98%	1.68%	2.09%	2.12%	2.24%	2.66%	2.61%
Total interest expense	2,956,000	831,000	5,331,000	1,902,000	5,927,000	1,874,000	790,000
Maximum daily amount outstanding	623,523,000	236,324,000	623,523,000	236,324,000	441,245,000	127,593,000	14,502,000
Amortization of commitment fees excluded from calculation of Weighted average interest rate	891,000	175,000	1,700,000	724,000	1,987,000	1,028,000	675,000
Weighted-average maturity			2 months 8 days		2 months 6 days
Deposit with loan repurchase agreement counterparties	4,100,000		4,100,000		6,849,000
Loan Repo Facility | Bank of America, N.A.
During the period:
Amount at risk	31,137,000		31,137,000		22,101,000
Loan Repo Facility | Citibank
During the period:
Amount at risk	50,006,000		50,006,000		14,164,000
Loan Repo Facility | Credit Suisse First Boston Mortgage Capital LLC
During the period:
Amount at risk	69,006,000		69,006,000		15,624,000
Maturity period from any particular date of determination			364 days
Loan Repo Facility | Within 30 days
Period end:
Balance	19,109,000		19,109,000		33,211,000
Loan Repo Facility | Over 30 to 90 days
Period end:
Balance	$ 481,318,000		$ 481,318,000		$ 360,323,000
Loan Repo Facility | Overnight cost-of funds rate
Mortgage loans sold under agreement to repurchase
Number of borrowing facilities that provide for sales of mortgage loans under agreements to repurchase			1		1
Loan Repo Facility | LIBOR
Mortgage loans sold under agreement to repurchase
Number of borrowing facilities that provide for sales of mortgage loans under agreements to repurchase			2		2